Organization and Business Description (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO	The accompanying consolidated financial statements reflect the activities of TOYO and each of the following entities:
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
TOYO	May 16, 2023	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of TOYO
TOPTOYO Investment Pte. Ltd. (“TOYO SinCo”)	April 26, 2023	Singapore	100	Investment holding
TOYO Solar	November 8, 2022	Vietnam	100	Design, manufacture and sales of solar cells and solar modules and related businesses
TOYO China Co., Ltd. (“TOYO China”)	November 20, 2023	China	100	Sales of solar cells and solar modules and related businesses
The accompanying consolidated financial statements reflect the activities of TOYO and each of the following entities:
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
TOYO	May 16, 2023	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of TOYO
TOPTOYO Investment Pte. Ltd. (“TOYO SinCo”)	April 26, 2023	Singapore	100	Investment holding
TOYO Solar	November 8, 2022	Vietnam	100	Design, manufacture and sales of solar cells and solar modules and related businesses